Note 8 - Patents and Licenses	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of intangible assets [text block]
8.	PATENTS AND LICENSES

Cost
Balance, January 1, 2016	$537,249
Additions	72,638
Balance, December 31, 2016	609,887
Additions	60,543
Balance, December 31, 2017	670,430
Additions	67,608
Effect of changes in foreign exchange rates	(352)
Balance, December 31, 2018	737,686

Accumulated Amortization
Balance, January 1, 2016	110,436
Amortization	49,775
Balance, December 31, 2016	160,211
Amortization	53,969
Balance, December 31, 2017	214,180
Amortization	56,792
Balance, December 31, 2018	270,972

Carrying Amounts
At December 31, 2016	$449,676
At December 31, 2017	$456,250
At December 31, 2018	$466,714